UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05488

        Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Alabama - 0.8%
$690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$748,284
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	California - 18.3%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,533,680
	1997A, 0.000%, 9/01/22 - MBIA Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 - FGIC Insured	No Opt. Call	AAA	973,420
2,070	0.000%, 8/01/22 - FGIC Insured	No Opt. Call	AAA	952,014
2,120	0.000%, 8/01/23 - FGIC Insured	No Opt. Call	AAA	923,324
500	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A	534,085
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	3,163,050
	State Hospital, Series 2004A, 5.000%, 6/01/25
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	7/15 at 100.00	BBB+	1,027,850
	System, Series 2005A, 5.000%, 7/01/39
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/07 at 100.00	AAA	1,202,658
	6.000%, 1/01/34 (Pre-refunded to 1/01/07)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,455,400
	Series 2003A-1, 6.750%, 6/01/39
500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Series	10/13 at 102.00	N/R	531,620
	2003H, 6.375%, 10/01/33
1,000	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series	4/08 at 100.00	Aaa	1,065,680
	2003C, 5.375%, 4/01/18 (Pre-refunded to 4/01/08)

	Colorado - 5.3%
495	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak	8/11 at 100.00	AAA	595,886
	Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded to 8/15/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County	6/11 at 100.00	Ba1	1,036,920
	School District 6 - Frontier Academy, Series 2001, 7.375%, 6/01/31
870	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	879,326
	County School District RE-1 - DCS Montessori School, Series 2002A, 6.000%, 7/15/22
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%,	11/10 at 100.00	AAA	2,216,680
	11/15/16 (Alternative Minimum Tax)- AMBAC Insured

	Connecticut - 5.7%
1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/05 at 102.00	BBB	1,516,216
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	2,059,680
	Series 1996D, 6.700%, 7/01/26
500	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon	1/06 at 100.00	BBB	505,650
	Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
955	Williamantic Housing Authority, Connecticut, GNMA Collateralized Multifamily Housing Mortgage	10/05 at 105.00	AAA	1,006,322
	Revenue Bonds, Village Heights Apartments, Series 1995A, 8.000%, 10/20/30

	Florida - 2.3%
175	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/05 at 102.00	N/R	178,834
	Residential Services Inc., Series 1995 8.000%, 6/01/22
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/05 at 101.00	BB+	1,270,875
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding	12/05 at 101.00	BB+	610,026
	Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)

	Illinois - 6.7%
1,485	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/09 at 100.00	N/R	1,517,135
	1998, 7.000%, 1/01/14
	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation, Series
	2002A:
500	6.125%, 12/01/22	12/12 at 100.00	BBB	533,055
1,000	6.250%, 12/01/32	12/21 at 100.00	BBB	1,038,890
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement	5/12 at 101.00	Baa2	1,030,080
	Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34
1,765	Joliet Regional Port District, Illinois, Airport Facilities Revenue Bonds, Lewis University	7/07 at 103.00	N/R	1,853,056
	Airport, Series 1997A, 7.250%, 7/01/18 (Alternative Minimum Tax)

	Indiana - 4.1%
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital, Series	8/12 at 101.00	Baa1	2,156,680
	2002, 6.125%, 8/01/31
1,350	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,473,863
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

	Louisiana - 2.7%
1,880	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	2,399,839
	Corporation Project, Series 1994, 11.000%, 2/01/14

	Maryland - 1.1%
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,020,680
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts - 2.9%
500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/09 at 102.00	BBB	542,860
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Remarketed Revenue Refunding Bonds,	No Opt. Call	BBB	1,003,960
	Ogden Haverhill Project, Series 1992A, 4.850%, 12/01/05
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	276,882
	Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
625	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	9/12 at 100.00	A-***	738,688
	Methodist Healthcare, Series 2002, 6.500%, 9/01/26 (Pre-refunded to 9/01/12)

	Michigan - 4.2%
1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AAA	1,141,810
	Refunding Bonds, MeadWestvaco Corporation - Escanaba Paper Company, Series 2002B, 6.450%, 4/15/23
	(Alternative Minimum Tax) (Pre-refunded to 4/15/12)
2,150	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series	1/06 at 102.00	Ba3	2,172,511
	1995, 6.625%, 1/01/16
500	Wayne County, Michigan, Special Airport Facilities Revenue Refunding Bonds, Northwest Airlines	12/05 at 102.00	N/R	392,595
	Inc., Series 1995, 6.750%, 12/01/15

	Minnesota - 1.0%
880	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding Bonds,	11/05 at 100.00	BB+	882,895
	HealthEast Inc., Series 1993A, 6.625%, 11/01/17

	Montana - 1.4%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,	7/10 at 101.00	B1	1,257,696
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska - 1.2%
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A+	1,095,020
	5.900%, 11/01/27 (Alternative Minimum Tax)

	New Hampshire - 0.8%
	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, New Hampshire
	College, Series 1997:
100	6.375%, 1/01/27 (Pre-refunded to 1/01/07)	1/07 at 102.00	BBB-***	106,615
200	6.375%, 1/01/27 (Pre-refunded to 1/01/07)	1/07 at 102.00	BBB-***	213,580
400	6.375%, 1/01/27	1/07 at 102.00	BBB-	414,256

	New York - 6.4%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series 2003A,	7/13 at 100.00	AA	1,104,880
	5.500%, 7/01/15 - RAAI Insured
4,190	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage Revenue	2/11 at 101.00	AA+	4,555,075
	Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41

	Ohio - 3.3%
400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, BHP Steel LLC, Series 1995,	9/05 at 102.00	A+	408,740
	6.300%, 9/01/20 (Alternative Minimum Tax)
2,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	2,496,816
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Pennsylvania - 4.0%
1,080	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny	11/10 at 102.00	B1	1,298,106
	Health System, Series 2000B, 9.250%, 11/15/30
1,165	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	1,265,248
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)
1,000	Pennsylvania Convention Center Authority, Revenue Refunding Bonds, Series 1994A, 6.750%, 9/01/19	9/05 at 101.00	BBB	1,022,590

	Rhode Island - 0.6%
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	540,290
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 5.0%
2,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	2,777,750
	5.500%, 12/01/13
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	613,952
	1/01/19 - FGIC Insured
1,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	1,066,280
	Bonds, Series 2001B, 6.000%, 5/15/22

	Tennessee - 1.7%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	1,064,300
	Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
375	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	9/12 at 100.00	A-***	443,524
	Methodist Healthcare, Series 2002, 6.500%, 9/01/26

	Texas - 7.5%
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	A+	2,147,540
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
2,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	AAA	1,995,420
	Light and Power Company, Series 1995, 4.000%, 10/15/15 - MBIA Insured
2,000	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical	6/12 at 100.00	BBB+	2,167,340
	Center, Series 2002, 6.250%, 6/01/25
1,000	West Texas Independent School District, McLennan and Hill Counties, General Obligation Refunding	8/13 at 51.84	AAA	349,840
	Bonds, Series 1998, 0.000%, 8/15/25

	Virgin Islands - 3.1%
2,545	Virgin Islands Public Finance Authority, Senior Lien Matching Fund Loan Note, Series 2004A,	10/14 at 100.00	BBB	2,737,504
	5.250%, 10/01/19

	Virginia - 3.1%
1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds,	11/10 at 102.00	A3	1,094,560
	Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	A3	1,695,180
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

	West Virginia - 2.4%
2,050	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	2,099,875
	2003L, 5.500%, 10/01/22

	Wisconsin - 1.2%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series	10/11 at 100.00	BBB	1,074,650
	2001, 6.250%, 10/01/21

$87,870	Total Long-Term Investments (cost $79,936,539) - 96.8%			86,269,586

	Other Assets Less Liabilities - 3.2%			2,842,603

	Net Assets - 100%			$89,112,189

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $79,834,544.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$6,544,014
Depreciation	(108,972)

Net unrealized appreciation of investments	$6,435,042

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.